Note 17 - Other Expenses - Other Operating Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Amortization of intangible assets	$ 7,612	$ 4,070
Depreciation of property and equipment	2,988	889
Provision for doubtful accounts	17,287	16,706	$ 202,423
Share-based compensation	7,118	1,694
Other	760
	$ 35,765	$ 23,359